UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07288

Franklin Strategic Mortgage Portfolio

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end: 9/30

Date of reporting period: 6/30/16

Item 1. Schedule of Investments.

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

Statement of Investments, June 30, 2016 (unaudited)

	Shares	Value

Common Stocks 0.8%
Mortgage REITs 0.8%
American Capital Agency Corp	22,000	$436,040
Annaly Capital Management Inc	26,700	295,569
Hatteras Financial Corp	10,000	164,000
Total Common Stocks (Cost $956,859)		895,609

	Principal
	Amount

U.S. Government and Agency Securities 6.5%
U.S. Treasury Bond,
4.75%, 2/15/37	$1,725,000	2,566,645
4.25%, 11/15/40.	131,000	183,623
U.S. Treasury Note,
2.00%, 2/28/21	510,000	533,667
2.00%, 11/30/22.	2,799,999	2,931,524
2.25%, 11/15/25.	1,050,000	1,120,875
Total U.S. Government and Agency Securities (Cost $7,091,389)		7,336,334

Asset-Backed Securities and Commercial Mortgage-Backed Securities 24.9%
Finance 24.9%
[a] American Home Mortgage Investment Trust, 2005-1, 6A, FRN, 2.905%, 6/25/45	198,421	197,111
[a,b] American Homes 4 Rent,
2014-SFR1, A, 144A, FRN, 1.446%, 6/17/31	192,859	190,705
2014-SFR1, C, 144A, FRN, 2.196%, 6/17/31	250,000	245,229
[b,c] Anthracite Ltd., 2004-HY1A, E, 144A, 7.147%, 6/20/41	1,598,000	11,346
[a,b] ARCap REIT Inc., 2004-RR3, A2, 144A, FRN, 4.76%, 9/21/45	142,872	144,921
Banc of America Commercial Mortgage Trust,
[d] 2006-4, AJ, 5.695%, 7/10/46	250,000	243,934
2006-4, AM, 5.675%, 7/10/46	206,710	206,513
[a] Bear Stearns ALT-A Trust, 2004-13, A2, FRN, 1.333%, 11/25/34.	165,678	158,504
Bear Stearns Commercial Mortgage Securities Trust,
[a] 2005-T20, E, FRN, 5.296%, 10/12/42	215,000	213,519
[a] 2006-PW11, AJ, FRN, 5.429%, 3/11/39	350,000	336,793
2006-PW13, AJ, 5.611%, 9/11/41	220,000	220,147
[a] 2007-PW16, AM, FRN, 5.91%, 6/11/40	750,000	775,341
[a] CD Commercial Mortgage Trust, 2005-CD1, E, FRN, 5.275%, 7/15/44	215,000	214,800
[a] CD Mortgage Trust, 2006-CD3, AJ, FRN, 5.688%, 10/15/48	450,000	270,382
[b] Centerline REIT Inc., 2004-RR3, B, 144A, 5.04%, 9/21/45	200,000	180,504
Citigroup Commercial Mortgage Trust,
2006-C5, AJ, 5.482%, 10/15/49	288,000	257,779
[a] 2007-C6, AM, FRN, 5.712%, 12/10/49	200,000	200,920
[a,b] Citigroup Mortgage Loan Trust, 2013-A, A, 144A, FRN, 3.00%, 5/25/42	92,118	91,694
[a,b] Colony American Homes,
2014-1A, A, 144A, FRN, 1.596%, 5/17/31	99,501	98,751
2014-1A, C, 144A, FRN, 2.296%, 5/17/31	250,000	246,111
2014-2A, C, 144A, FRN, 2.346%, 7/17/31	200,000	197,011
[b] Colony MFM Trust, 2014-1, A, 144A, 2.543%, 4/20/50	255,954	256,129
[b] COMM Mortgage Trust, 2012-9W57, A, 144A, 2.365%, 2/10/29	395,000	397,130
[a] Commercial Mortgage Trust,
2005-GG5, AJ, FRN, 5.644%, 4/10/37	8,614	8,609
[b] 2014-BBG, A, 144A, FRN, 1.243%, 3/15/29	550,000	540,837
[a] Conseco Finance Securitizations Corp., 2002-2, M1, FRN, 7.424%, 3/01/33	450,000	501,995

Quarterly Statement of Investments | See Notes to Statement of Investments. | 1

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
Finance (continued)
Conseco Financial Corp.,
[a] 1997-3, A7, FRN, 7.64%, 3/15/28.	$212,481	$222,661
1998-6, A8, 6.66%, 6/01/30	239,487	257,866
[b] Core Industrial Trust, 2015-CALW, A, 144A, 3.04%, 2/10/34	250,000	263,534
[b] CountryPlace Manufactured Housing Contract Trust, 2007-1, A3, 144A, 5.593%, 7/15/37	142,871	143,466
CSAIL Commercial Mortgage Trust, 2015-C1, A4, 3.505%, 4/15/50.	430,000	466,075
[a,b] CSMC, 2009-15R, 3A1, 144A, FRN, 2.963%, 3/26/36	78,603	77,928
[a,b] CSMC Trust, 2014-OAK1, 1A1, 144A, FRN, 3.00%, 11/25/29	231,371	236,792
[a,b] CT CDO IV Ltd., 2006-4A, A1, 144A, FRN, 0.758%, 10/20/43.	11,004	10,980
[a] CWABS Asset-Backed Certificates Trust, 2004-7, MV3, FRN, 1.503%, 12/25/34	74,908	74,532
[a] CWABS Inc. Asset-Backed Certificates, 2004-1, M1, FRN, 1.203%, 3/25/34	140,881	135,849
[a,b] Eleven Madison Trust Mortgage Trust, 2015-11MD, A, 144A, FRN, 3.673%, 9/10/35	400,000	436,195
[a] Fannie Mae Connecticut Avenue Securities,
2014-C02, 2M1, FRN, 1.403%, 5/25/24	108,246	107,770
2014-C02, 2M2, FRN, 3.053%, 5/25/24	400,000	372,037
[a] FHLMC Structured Agency Credit Risk Debt Notes,
2014-DN1, M2, FRN, 2.653%, 2/25/24	250,000	253,512
2014-DN1, M3, FRN, 4.953%, 2/25/24	250,000	255,803
2014-DN3, M2, FRN, 2.853%, 8/25/24	170,811	172,167
2014-DN3, M3, FRN, 4.453%, 8/25/24	250,000	249,492
2014-DN4, M2, FRN, 2.853%, 10/25/24	244,356	246,121
2014-DN4, M3, FRN, 5.003%, 10/25/24	250,000	255,076
2014-HQ1, M2, FRN, 2.953%, 8/25/24	250,000	254,215
2014-HQ2, M2, FRN, 2.653%, 9/25/24	250,000	250,309
2014-HQ3, M2, FRN, 3.103%, 10/25/24	250,000	253,233
2015-DN1, M2, FRN, 2.853%, 1/25/25	250,000	252,112
2015-DN1, M3, FRN, 4.603%, 1/25/25	250,000	260,050
2015-DNA1, M2, FRN, 2.303%, 10/25/27	250,000	249,930
2015-DNA1, M3, FRN, 3.753%, 10/25/27	250,000	249,978
2015-DNA2, M2, FRN, 3.053%, 12/25/27	250,000	254,962
[d] 2015-DNA3, B, FRN, 9.803%, 4/25/28	249,984	238,100
2015-HQ1, M1, FRN, 1.503%, 3/25/25	99,233	99,324
2015-HQ1, M2, FRN, 2.653%, 3/25/25	250,000	251,180
2015-HQ1, M3, FRN, 4.253%, 3/25/25	250,000	258,847
[d] 2015-HQA1, B, FRN, 9.253%, 3/25/28	250,000	213,879
2015-HQA1, M2, FRN, 3.103%, 3/25/28	250,000	255,972
2015-HQA2, B, FRN, 10.953%, 5/25/28	250,000	243,272
2016-HQ1, M1, FRN, 2.203%, 9/25/28	244,485	245,337
[a] FNMA, 2007-1, NF, FRN, 0.703%, 2/25/37	167,702	166,991
[b] G-Force LLC,
2005-RRA, B, 144A, 5.09%, 8/22/36.	148,547	148,429
2005-RRA, C, 144A, 5.20%, 8/22/36	300,000	290,319
[d] GMAC Commercial Mortgage Securities Inc. Trust, 2005-C1, B, 4.936%, 5/10/43	720,684	120,495
Green Tree Financial Corp.,
1996-9, M1, 7.63%, 8/15/27	263,982	288,319
1997-3, A6, 7.32%, 3/15/28	14,984	15,653
1997-6, A7, 7.14%, 1/15/29	4,060	4,104
1998-4, A7, 6.87%, 4/01/30	103,372	111,576
Greenpoint Manufactured Housing, 1999-3, 1A7, 7.27%, 6/15/29	408,317	404,817
[a] Greenwich Capital Commercial Funding Corp.,
2006-GG7, AJ, FRN, 5.773%, 7/10/38	250,000	231,064
2006-GG7, AM, FRN, 6.06%, 7/10/38.	107,972	107,870
[a] GSAA Home Equity Trust, FRN, 0.823%, 6/25/35	132,602	127,127

|2

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
Finance (continued)
[a] GSAMP Trust, 2005-HE3, M2, FRN, 1.458%, 6/25/35	$186,741	$184,036
[a,b] Hilton USA Trust, 2013-HLF, BFL, 144A, FRN, 1.963%, 11/05/30	226,679	226,555
[a] Home Equity Mortgage Trust, 2004-4, M3, FRN, 1.428%, 12/25/34	574,339	541,241
[a,b] Invitation Homes Trust,
2014-SFR1, B, 144A, FRN, 1.946%, 6/17/31	250,000	246,452
2014-SFR2, B, 144A, FRN, 2.046%, 9/17/31	200,000	198,615
2014-SFR3, C, 144A, FRN, 2.946%, 12/17/31	250,000	250,619
2015-SFR2, A, 144A, FRN, 1.797%, 6/17/32	244,710	244,208
2015-SFR2, C, 144A, FRN, 2.447%, 6/17/32	200,000	196,632
2015-SFR3, C, 144A, FRN, 2.446%, 8/17/32	225,000	220,639
JP Morgan Chase Commercial Mortgage Securities Trust,
[a,b] 2003-LN1, H, 144A, FRN, 5.772%, 10/15/37	116,262	116,075
[a] 2005-LDP5, E, FRN, 5.718%, 12/15/44.	300,000	298,808
[a] 2005-LPD5, F, FRN, 5.718%, 12/15/44	250,000	248,103
[a,d] 2006-CB16, B, FRN, 5.672%, 5/12/45	240,000	97,554
2006-CB17, AM, 5.464%, 12/12/43	490,000	478,283
[a,d] 2006-LDP7, AJ, FRN, 6.184%, 4/17/45	143,000	107,721
[a] JPMBB Commercial Mortgage Securities Trust, 2014-C24, AS, FRN, 3.914%, 11/15/47	250,000	272,270
[a] LB-UBS Commercial Mortgage Trust,
[b] 2001-C3, E, 144A, FRN, 6.95%, 6/15/36	300,000	299,871
2006-C1, AJ, FRN, 5.276%, 2/15/41	301,792	299,020
2006-C3, AJ, FRN, 5.72%, 3/15/39.	89,800	89,673
2006-C4, AJ, FRN, 5.991%, 6/15/38	91,913	91,821
[a] Lehman XS Trust, 2005-1, 2A2, FRN, 1.957%, 7/25/35	102,958	99,171
[b] LNR CDO Ltd.,
[a] 2002-1A, DFL, 144A, FRN, 1.852%, 7/24/37	57,942	57,909
2002-1A, DFX, 144A, 6.727%, 7/24/37	32,021	32,104
[a] 2003-1A, EFL, 144A, FRN, 3.451%, 7/23/36	130,970	130,670
[a,b] Mach One ULC,
2004-1A, K, 144A, FRN, 5.45%, 5/28/40	125,000	126,094
2004-1A, L, 144A, FRN, 5.45%, 5/28/40	125,000	125,674
[a] Madison Avenue Manufactured Housing Contract Trust, 2002-A, B1, FRN, 3.703%, 3/25/32	203,439	206,662
[a] Master Asset-Backed Securities Trust, 2004-HE1, M2, FRN, 1.548%, 9/25/34	28,793	28,823
[a] Merrill Lynch Mortgage Investors Trust,
2003-A, 1A, FRN, 1.193%, 3/25/28	235,485	223,916
2004-A1, M1, FRN, 2.803%, 2/25/34	227,295	180,522
[a] Merrill Lynch Mortgage Trust, 2005-CKI1, D, FRN, 5.524%, 11/12/37	115,596	113,201
[a] ML-CFC Commercial Mortgage Trust, 2006-3, A1A, FRN, 5.409%, 7/12/46	123,193	123,355
[a] Morgan Stanley ABS Capital I Inc. Trust,
2003-HE1, M1, FRN, 1.653%, 5/25/33	322,350	307,560
2005-WMC, M2, FRN, 1.188%, 1/25/35	226,113	220,226
Morgan Stanley Capital I Trust,
[b] 2005-RR6, B, 144A, 5.306%, 5/24/43	280,670	276,342
[a] 2006-HQ8, AJ, FRN, 5.421%, 3/12/44	157,990	157,791
[a,b] Newcastle CDO Ltd., 2004-5A, 1, 144A, FRN, 0.98%, 12/24/39	2,198	2,193
[a] Novastar Home Equity Loan, 2004-4, M4, FRN, 2.103%, 3/25/35	418,280	415,359
Oakwood Mortgage Investors Inc., 1999-A, A3, 6.09%, 4/15/29	271,124	275,411
[a,b] Progress Residential Trust,
2014-SFR, B, 144A, FRN, 2.346%, 10/17/31	250,000	249,835
2014-SFR1, A, 144A, FRN, 1.546%, 10/17/31	242,390	240,012
2015-SFR1, A, 144A, FRN, 1.846%, 2/17/32	387,864	387,548
Residential Asset Securities Corp., 2004-KS8, AI6, 4.79%, 9/25/34	59,219	59,500

|3

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
Finance (continued)
[a] Residential Funding Mortgage Securities II,
2002-HI5, M1, FRN, 6.14%, 1/25/28	$45,248	$44,970
2003-HI2, M2, FRN, 5.58%, 7/25/28	95,034	95,270
2004-HI3, A5, FRN, 5.48%, 6/25/34	96,572	100,786
[a,b] Silver Bay Realty Trust, 2014-1, A, 144A, FRN, 1.446%, 9/17/31.	189,187	185,894
[a,b] Springleaf Mortgage Loan Trust, 2013-1A, M4, 144A, FRN, 4.44%, 6/25/58	400,000	400,219
[a,b] SWAY Residential 2014-1 Trust, 2014-1, A, 144A, FRN, 1.746%, 1/17/32	247,683	246,454
[a,b] Tricon American Homes Trust,
2015-SFR1, A, 144A, FRN, 1.693%, 5/17/32	249,098	245,606
2015-SFR1, C, 144A, FRN, 2.343%, 5/17/32	200,000	194,542
[a] Wachovia Bank Commercial Mortgage Trust,
[b] 2003-C7, F, 144A, FRN, 6.106%, 10/15/35	80,959	81,618
2006-C25, C, FRN, 6.029%, 5/15/43	400,000	399,305
[a] WaMu Mortgage Pass-Through Certificates,
2005-AR8, 1A1A, FRN, 0.743%, 7/25/45	164,177	154,772
2005-AR19, A1A1, FRN, 0.723%, 12/25/45	321,485	297,421
Wells Fargo Mortgage Backed Securities Trust,
[a] 2004-W, A9, FRN, 2.757%, 11/25/34	158,732	160,809
[a] 2005-AR9, 2A2, FRN, 2.785%, 10/25/33	216,740	213,716
[a] 2005-AR10, 2A3, FRN, 2.88%, 6/25/35.	140,801	140,297
2007-3, 3A1, 5.50%, 4/25/22	29,743	30,491
Total Asset-Backed Securities and Commercial Mortgage-Backed Securities
(Cost $28,569,639)		28,232,279

Mortgage-Backed Securities 76.0%
[a] Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 3.3%
FHLMC, 2.799%, 11/01/37	1,379,367	1,453,686
FHLMC, 3.046%, 6/01/37	2,170,338	2,306,561
		3,760,247
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 21.4%
[e] FHLMC Gold 30 Year, 3.00%, 7/01/46	5,800,000	6,011,761
FHLMC Gold 30 Year, 3.50%, 4/01/46	2,258,203	2,387,323
FHLMC Gold 30 Year, 3.50%, 5/01/46	2,270,134	2,399,965
FHLMC Gold 30 Year, 3.50%, 6/01/46	2,015,000	2,130,268
[e] FHLMC Gold 30 Year, 3.50%, 7/01/46	380,000	400,656
FHLMC Gold 30 Year, 4.00%, 3/01/46	2,767,492	2,964,937
FHLMC Gold 30 Year, 4.00%, 4/01/46	1,687,320	1,807,702
FHLMC Gold 30 Year, 4.00%, 5/01/46	2,812,951	3,013,640
[e] FHLMC Gold 30 Year, 4.00%, 7/01/46	440,000	470,941
FHLMC Gold 30 Year, 4.50%, 4/01/40	877,919	964,681
FHLMC Gold 30 Year, 5.00%, 10/01/33 - 2/01/39	600,987	663,612
FHLMC Gold 30 Year, 5.50%, 9/01/33	58,178	65,023
FHLMC Gold 30 Year, 6.00%, 7/01/28 - 11/01/36	185,087	211,449
FHLMC Gold 30 Year, 6.50%, 2/01/19 - 7/01/32	117,957	135,363
FHLMC Gold 30 Year, 7.50%, 10/01/25 - 8/01/32	301,760	341,479
FHLMC Gold 30 Year, 8.00%, 7/01/24 - 5/01/30	108,572	117,651
FHLMC Gold 30 Year, 8.50%, 10/01/17 - 6/01/21	19,481	19,704
FHLMC Gold 30 Year, 9.00%, 9/01/30	31,950	32,607
FHLMC Gold 30 Year, 9.50%, 12/01/16 - 4/01/25	47,393	47,904
FHLMC PC 30 Year, 8.50%, 5/01/17	31,315	31,993

|4

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Mortgage-Backed Securities (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate (continued)
FHLMC PC 30 Year, 9.50%, 8/01/19	$255	$256
		24,218,915
[a] Federal National Mortgage Association (FNMA) Adjustable Rate 15.1%
FNMA, 1.841% - 2.20%, 1/01/18 - 4/01/37	1,041,794	1,072,523
FNMA, 2.242% - 2.287%, 1/01/22 - 7/01/34	902,183	927,997
FNMA, 2.306%, 4/01/41	2,567,948	2,693,046
FNMA, 2.353% - 2.375%, 1/01/23 - 8/01/34	235,703	242,365
FNMA, 2.377%, 10/01/33	888,299	934,966
FNMA, 2.401%, 9/01/34	1,640,775	1,726,812
FNMA, 2.402% - 2.625%, 4/01/18 - 10/01/36	913,831	939,269
FNMA, 2.625% - 2.735%, 5/01/22 - 4/01/37	823,061	849,166
FNMA, 2.743%, 9/01/39	1,408,139	1,487,495
FNMA, 2.744% - 2.775%, 8/01/26 - 10/01/36	1,041,244	1,092,466
FNMA, 2.808% - 2.912%, 10/01/19 - 4/01/37	384,619	401,553
FNMA, 2.924%, 9/01/37	1,631,390	1,726,669
FNMA, 2.933% - 2.965%, 1/01/22 - 7/01/38	204,972	209,243
FNMA, 2.989%, 6/01/35	2,194,968	2,321,530
FNMA, 3.00% - 3.75%, 6/01/17 - 6/01/34	411,150	420,191
		17,045,291
Federal National Mortgage Association (FNMA) Fixed Rate 26.8%
FNMA 15 Year, 5.00%, 6/01/18 - 7/01/18	226,437	233,099
FNMA 15 Year, 5.50%, 9/01/16 - 2/01/18	77,358	78,864
FNMA 15 Year, 6.50%, 8/01/16 - 10/01/16	574	576
[e] FNMA 30 Year, 3.00%, 7/01/46	6,385,000	6,626,433
[e] FNMA 30 Year, 3.50%, 7/01/46	7,515,000	7,928,618
FNMA 30 Year, 4.00%, 3/01/46	2,972,562	3,192,515
[e] FNMA 30 Year, 4.00%, 7/01/46	6,530,000	7,000,492
FNMA 30 Year, 5.00%, 4/01/34	165,608	184,533
FNMA 30 Year, 5.50%, 9/01/33 - 11/01/33	925,749	1,046,328
FNMA 30 Year, 5.50%, 11/01/34 - 11/01/35	600,715	682,324
FNMA 30 Year, 6.00%, 12/01/23 - 10/01/34	476,894	553,160
FNMA 30 Year, 6.00%, 10/01/34 - 5/01/35	805,000	932,197
FNMA 30 Year, 6.00%, 7/01/35 - 8/01/35	358,306	413,737
FNMA 30 Year, 6.50%, 12/01/27 - 8/01/32	879,409	1,015,998
FNMA 30 Year, 6.50%, 8/01/32	117,132	134,924
FNMA 30 Year, 7.50%, 8/01/25 - 5/01/32	33,029	39,630
FNMA 30 Year, 8.00%, 1/01/25 - 7/01/31	28,175	32,834
FNMA 30 Year, 8.50%, 11/01/26 - 11/01/28	190,185	210,742
FNMA 30 Year, 9.00%, 12/01/17 - 4/01/25	2,239	2,560
FNMA 30 Year, 9.50%, 11/01/21 - 4/01/30	48,334	51,905
FNMA 30 Year, 10.00%, 11/01/18 - 4/01/21	14,172	14,635
FNMA 30 Year, 10.50%, 5/01/30	4,120	4,142
FNMA PL 30 Year, 10.00%, 9/01/20	10,784	11,008
		30,391,254
Government National Mortgage Association (GNMA) Fixed Rate 9.4%
GNMA I SF 30 Year, 6.50%, 1/15/24 - 9/15/32.	152,822	174,466
GNMA I SF 30 Year, 7.00%, 5/15/17 - 2/15/32.	77,628	82,950
GNMA I SF 30 Year, 7.50%, 10/15/23 - 10/15/29	40,696	44,054
GNMA I SF 30 Year, 8.00%, 1/15/17 - 9/15/27.	58,910	66,349
GNMA I SF 30 Year, 8.25%, 2/15/21 - 5/15/21.	32,065	32,202
GNMA I SF 30 Year, 8.50%, 3/15/17 - 7/15/24.	52,599	53,604

|5

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Mortgage-Backed Securities (continued)
Government National Mortgage Association (GNMA) Fixed Rate (continued)
GNMA I SF 30 Year, 9.00%, 9/15/16 - 8/15/28.	$2,379	$2,386
GNMA I SF 30 Year, 10.00%, 12/15/18.	2,509	2,523
[e] GNMA II SF 30 Year, 3.00%, 7/01/46	4,835,000	5,053,708
GNMA II SF 30 Year, 3.50%, 3/20/46	2,198,513	2,337,860
GNMA II SF 30 Year, 3.50%, 6/20/46	2,015,000	2,142,758
[e] GNMA II SF 30 Year, 3.50%, 7/01/46	225,000	238,781
GNMA II SF 30 Year, 6.50%, 1/20/26 - 1/20/33	218,103	261,706
GNMA II SF 30 Year, 7.50%, 11/20/22 - 7/20/32	133,461	158,334
GNMA II SF 30 Year, 8.00%, 1/20/17 - 8/20/26	4,530	4,574
GNMA II SF 30 Year, 9.00%, 11/20/19 - 3/20/25	1,387	1,487
GNMA II SF 30 Year, 10.50%, 6/20/20	12	13
		10,657,755
Total Mortgage-Backed Securities (Cost $85,066,148)		86,073,462
Total Investments before Short Term Investments (Cost $121,684,035)		122,537,684

	Shares

Short Term Investments 21.4%
Money Market Funds (Cost $5,652,436) 5.0%
[f,g] Institutional Fiduciary Trust Money Market Portfolio	5,652,436	5,652,436

	Principal
	Amount
Repurchase Agreements (Cost $18,594,441) 16.4%
[h] Joint Repurchase Agreement, 0.382%, 7/01/16 (Maturity Value $18,594,638)
BNP Paribas Securities Corp. (Maturity Value $6,030,799)
Deutsche Bank Securities Inc. (Maturity Value $1,859,278)
HSBC Securities (USA) Inc. (Maturity Value $10,252,340)
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $452,221)
Collateralized by U.S. Government Agency Securities, 0.187% - 5.50%, 7/18/16 - 5/06/21; U.S.
Government Agency Securities, Strips, 6/01/17; and U.S. Treasury Note, 0.75% - 3.25%, 11/30/16 -
9/30/20 (valued at $18,974,145)	$18,594,441	18,594,441
Total Investments (Cost $145,930,912) 129.6%		146,784,561
Other Assets, less Liabilities (29.6)%		(33,490,178)
Net Assets 100.0%		$113,294,383

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FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
STATEMENT OF INVESTMENTS (UNAUDITED)

See Abbreviations on page 11.

aThe coupon rate shown represents the rate at period end.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At
June 30, 2016, the aggregate value of these securities was $9,190,391, representing 8.1% of net assets.
cDefaulted security or security for which income has been deemed uncollectible.
dThe bond pays interest and/or principal based upon the issuer’s ability to pay, which may be less than the stated interest rate or principal paydown.
eSecurity purchased on a to-be-announced (TBA) basis.
fNon-income producing.
gSee Note 6 regarding investments in affiliated management investment companies.
hInvestment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At June 30, 2016, all repurchase agreements had been entered into on that date.

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FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Franklin Strategic Mortgage Portfolio (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, Franklin Strategic Mortgage Portfolio (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

2. FINANCIAL INSTRUMENT VALUATION

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

Investments in open-end mutual funds are valued at the closing NAV. Repurchase agreements are valued at cost, which approximates fair value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

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FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund invested in derivative financial instruments (derivatives) in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

The Fund entered into exchange traded financial futures contracts primarily to manage and/or gain exposure to interest rate risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset for a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. The Fund did not hold any futures contracts at period end.

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date. The Fund did not hold any forward exchange contracts at period end.

4. MORTGAGE DOLLAR ROLLS

The Fund enters into mortgage dollar rolls, typically on a TBA basis. Mortgage dollar rolls are agreements between the Fund and a financial institution where the Fund sells (or buys) mortgage-backed securities for delivery on a specified date and simultaneously contracts to repurchase (or sell) substantially similar (same type, coupon, and maturity) securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the Fund upon entering into the mortgage dollar roll. In addition, the Fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. Transactions in mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund’s portfolio turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.

5. INCOME TAXES

At June 30, 2016, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments.	$145,953,809

Unrealized appreciation	$2,026,014
Unrealized depreciation	(1,195,262)
Net unrealized appreciation (depreciation)	$830,752

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FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

6. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies.

% of
Affiliated
	Number of			Number of				Fund Shares
	Shares Held			Shares	Value			Outstanding
	at Beginning	Gross	Gross	Held at End	at End	Investment	Realized	Held at End
	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	of Period

Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market
Portfolio	5,085,478	1,231,020	(664,062)	5,652,436	$5,652,436	$-	$-	—a

[a]Rounds to less than 0.1%.

7. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of June 30, 2016, in valuing the Fund’s assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Common Stocks[a]	$895,609	$—	$—	$895,609
U.S. Government and Agency Securities	—	7,336,334	—	7,336,334
Asset-Backed Securities and Commercial
Mortgage-Backed Securities.	—	28,220,933	11,346	28,232,279
Mortgage-Backed Securities	—	86,073,462	—	86,073,462
Short Term Investments	5,652,436	18,594,441	—	24,246,877
Total Investments in Securities	$6,548,045	$140,225,170	$11,346	$146,784,561

aFor detailed categories, see the accompanying Statement of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period.

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FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

8. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

Abbreviations

Selected Portfolio
CDO	Collateralized Debt Obligation
FRN	Floating Rate Note
MFM	Multi-Family Mortgage
PC	Participation Certificate
PL	Project Loan
REIT	Real Estate Investment Trust
SF	Single Family
SFR	Single Family Revenue

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

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Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  August 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  August 25, 2016

By /s/Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  August 25, 2016